Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	21,783,103
Number of options, Granted	5,820,796
Number of options, Exercised	(3,290,330)
Number of options, Forfeited	(515,862)
Number of options, Outstanding ending balance	23,797,707	21,783,103
Number of options, Exercisable	12,180,915
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0296
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0082
Weighted average exercise price per option, Forfeited	0.0002
Weighted average exercise price per option, Outstanding ending balance	0.0260	$ 0.0296
Weighted average exercise price per option, Exercisable	$ 0.0506
Weighted average remaining contractual term options outstanding	7 years 18 days	7 years 4 months 9 days
Weighted average remaining contractual life, Exercisable	5 years 6 months 29 days
Aggregated intrinsic value, Outstanding beginning balance	$ 397,993	$ 258,030
Aggregated intrinsic value, Exercisable	$ 203,414
Options classified as Equity Awards | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	9,482,930
Number of options, Granted	3,414,378
Number of options, Exercised	(170,118)
Number of options, Forfeited	(802,107)
Number of options, Outstanding ending balance	11,925,083	9,482,930
Number of options, Exercisable	4,797,434
Weighted average exercise price per option, Outstanding beginning balance	$ 1.4309
Weighted average exercise price per option, Granted	3.8135
Weighted average exercise price per option, Exercised	0.1796
Weighted average exercise price per option, Forfeited	1.1616
Weighted average exercise price per option, Outstanding ending balance	2.1490	$ 1.4309
Weighted average exercise price per option, Exercisable	$ 1.0284
Weighted average remaining contractual term options outstanding	7 years 4 months 24 days	7 years 5 months 12 days
Weighted average remaining contractual life, Exercisable	6 years 2 months 4 days
Aggregated intrinsic value, Outstanding beginning balance	$ 34,356	$ 35,666
Aggregated intrinsic value, Exercisable	$ 19,197